Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Income tax expense at statutory income tax rate	$ 38,719		$ 57,513		$ 65,848
Valuation allowance			9,661		27,400
Tax on global activities	27,952	[1]	(43,625)	[1]	(50,600)	[1]
Income arising from non-taxable items (permanent differences)	(58,604)	[2]	(8,089)	[2]	(20,454)	[2]
Differences between statutory and actual income tax expense	(30,652)		(42,053)		(43,654)
Income tax expense (benefit)	$ 8,067		$ 15,460		$ 22,194	[3]	$ 953	$ (833)	$ 17,080

[1]	The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:
[2]	Relates to non-taxable income arising from aircraft with a higher tax basis in general. The 2012 non- taxable income also included an imputed gain for tax purposes that offsets all remaining taxable losses for the period 2006 through 2012 in The Netherlands. This offset of the taxable losses was already foreseen in the Dutch tax filing position and included in the valuation allowance of previous years. The imputed gain results from a revaluation of the tax asset base as well as the retrospective revisions of certain intercompany obligations between the Netherlands and Isle of Man jurisdictions.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.